Janus Investment Fund

Janus Henderson Global Equity Income Fund

Supplement dated July 8, 2025

to Currently Effective Prospectuses

Effective immediately, Charlotte Greville will join Alex Crooke, Job Curtis, and Ben Lofthouse as a Co-Portfolio Manager of Janus Henderson Global Equity Income Fund (the “Fund”).

Accordingly, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Alex Crooke is Executive Vice President and Co-Portfolio Manager of the Fund and has been a member of the Fund’s portfolio management team since its inception in November 2006. Job Curtis is Executive Vice President and Co-Portfolio Manager of the Fund and has been a member of the Fund’s portfolio management team since its inception in November 2006. Charlotte Greville, CFA, is Co-Portfolio Manager of the Fund and has been a member of the Fund’s portfolio management team since July 2025. Ben Lofthouse, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund and has been a member of the Fund’s portfolio management team since November 2014.

2.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Janus Henderson Global Equity Income Fund

Co-Portfolio Managers Alex Crooke, Job Curtis, Charlotte Greville, and Ben Lofthouse are responsible for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the others.

3.	Under “Portfolio Management – Janus Henderson Global Equity Income Fund” in the Management of the Funds section of the Fund’s prospectuses, the following paragraph is added in alphabetical order:

Charlotte Greville, CFA, is Co-Portfolio Manager of Janus Henderson Global Equity Income Fund. She has been a member of the Fund’s portfolio management team since July 2025. She is also Portfolio Manager of other Janus Henderson accounts. Ms. Greville joined the Adviser in 2011. She holds a Bachelor of Science degree in Psychology from the University of St. Andrews. Ms. Greville holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Equity Income Fund

Supplement dated July 8, 2025

to Currently Effective Statement of Additional Information

Effective immediately, Charlotte Greville will join Alex Crooke, Job Curtis, and Ben Lofthouse as a Co-Portfolio Manager of Janus Henderson Global Equity Income Fund (the “Fund”).

Accordingly, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.	Under “Janus Henderson Portfolio Management – Other Accounts Managed” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Charlotte Greville(12)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1 $54.33M	None None	None None
(12)

Effective July 8, 2025, Charlotte Greville was appointed Co-Portfolio Manager of Janus Henderson Global Equity Income Fund. This information does not reflect other accounts that Ms. Greville was appointed to manage concurrent with her appointment as Co-Portfolio Manager of the Fund.

*	As of May 31, 2025.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed

Charlotte Greville(1)*	Janus Henderson Global Equity Income Fund	None
(1)	Effective July 8, 2025, Charlotte Greville was appointed Co-Portfolio Manager of Janus Henderson Global Equity Income Fund.
*	As of May 31, 2025.

Please retain this Supplement with your records.